As filed with the Securities and Exchange Commission on February 28, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2016

Item 1. Schedule of Investments.

Boston Common International Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS - 95.2%
Consumer Discretionary - 14.9%
42,480	Bayerische Motoren Werke AG	$3,956,432
24,365	Coway Company Ltd.	1,780,958
92,804	JCDecaux SA	2,728,804
248,715	Melia Hotels International SA	2,895,425
15,630	Naspers Ltd. - Class N	2,281,850
304,200	Panasonic Corp.	3,085,245
16,230	Pandora A/S	2,118,665
78,880	ProSiebenSat.1 Media SE	3,036,257
269,362	Rakuten, Inc.	2,639,168
19,095	Shimano, Inc.	2,990,903
		27,513,707
Consumer Staples - 7.7%
1,240	Barry Callebaut AG	1,514,932
31,580	Casino Guichard Perrachon SA	1,513,147
55,400	Kao Corp.	2,622,353
21,395	Reckitt Benckiser Group PLC	1,812,338
75,300	Shiseido Company Ltd.	1,903,132
119,410	Unilever NV - NYRS	4,902,975
		14,268,877
Energy - 3.2%
500,888	Origin Energy Ltd.	2,369,832
128,958	Repsol SA	1,812,272
93,960	Statoil ASA - ADR	1,713,830
		5,895,934
Financials - 21.1%
641,250	AIA Group Ltd.	3,592,181
149,645	AXA SA	3,772,384
1,515,110	Barclays PLC	4,158,014
140,215	Gjensidige Forsikring ASA	2,222,915
324,000	Grupo Financiero Banorte SAB de CV	1,595,801
5,945	HSBC Holdings PLC - ADR	238,870
92,130	Julius Baer Gruppe AG	4,081,518
473,045	Mitsubishi UFJ Financial Group, Inc.	2,917,422
227,800	ORIX Corp.	3,545,537
3,650,300	PT Bank Rakyat Indonesia (Persero) Tbk.	3,152,818
78,760	Sampo Oyj - Class A	3,520,792
343,680	Standard Chartered PLC *	2,802,700
253,460	Svenska Handelsbanken AB - Class A	3,510,537
		39,111,489

Health Care - 11.5%
212,550	Astellas Pharma, Inc.	2,948,781
9,145	GlaxoSmithKline PLC	175,663
112,500	Hoya Corp.	4,717,060
56,391	Novartis AG - ADR	4,107,521
168,610	Roche Holding Ltd. - ADR	4,810,443
91,072	Smith & Nephew PLC - ADR	2,739,446
50,240	Teva Pharmaceutical Industries Ltd. - ADR	1,821,200
		21,320,114
Industrials - 12.4%
86,830	Atlas Copco AB - Class B	2,360,687
47,200	Daikin Industries	4,323,940
96,110	Experian PLC	1,860,858
90,785	Gamesa Corporacion Tecnologica SA	1,835,469
94,030	Koninklijke Philips NV	2,874,687
17,635	Kubota Corp. - ADR	1,253,848
116,400	Kubota Corp.	1,658,795
45,510	Spirax-Sarco Engineering PLC	2,342,160
73,938	Wolseley PLC	4,513,660
		23,024,104
Information Technology - 9.2%
30,950	Alibaba Group Holding Ltd. - ADR	2,717,719
23,868	ASML Holding NV - NYRS	2,677,990
43,415	Check Point Software Technologies Ltd. *	3,666,831
3,000	Keyence Corp.	2,052,749
40,310	SAP SE - ADR	3,483,993
86,130	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,476,237
		17,075,519
Materials - 5.4%
22,599	Air Liquide SA	2,512,990
38,925	Akzo Nobel NV	2,432,308
65,501	Croda International PLC	2,576,141
74,860	Novozymes A/S - Class B	2,576,076
		10,097,515
Real Estate - 1.1%
941,000	Hang Lung Properties Ltd.	1,984,239

Telecommunication Services - 6.0%
530,015	BT Group PLC	2,392,662
212,890	Deutsche Telekom AG	3,652,610
1,238,700	Singapore Telecommunications Ltd.	3,107,201
28,899	Sunrise Communications Group AG	1,899,242
		11,051,715
Utilities - 2.7%
258,345	EDP Renovaveis SA	1,640,788
138,370	National Grid PLC	1,616,690
102,725	Veolia Environnement SA	1,745,494
		5,002,972

TOTAL COMMON STOCKS
(Cost $164,010,242)		176,346,185

PREFERRED STOCKS - 2.5%
Consumer Staples - 2.5%
39,245	Henkel AG & Company KGaA	4,671,733

TOTAL PREFERRED STOCK
(Cost $3,205,992)		4,671,733

SHORT-TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
2,647,947	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.38% (1)	2,647,947

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,647,947)		2,647,947

TOTAL INVESTMENTS - 99.2%
(Cost $169,864,181)		183,665,865
Other Assets in Excess of Liabilities - 0.8%		1,565,109
NET ASSETS - 100.0%		$185,230,974

ADR	American Depositary Receipt
NYRS	New York Registry Shares
*	Non-income producing security
(1)	Seven-day yield as of December 31, 2016

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC ("S&P®"). GICS® is a service mark of MSCI and S&P® and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Cost of investments	$169,864,181
Gross unrealized appreciation	27,456,002
Gross unrealized depreciation	(13,654,318)
Net unrealized appreciation	13,801.864

+ Because tax adjustments are calculated annually at the end of the Boston Common International Fund’s (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Country Allocation as of December 31, 2016 (Unaudited)

Country	% of Net Assets*
Japan	19.8%
United Kingdom	14.7%
Germany	10.1%
Switzerland	8.9%
Netherlands	7.0%
France	6.6%
Spain	3.5%
Sweden	3.2%
Hong Kong	3.0%
Israel	3.0%
Denmark	2.5%
Norway	2.1%
Finland	1.9%
Indonesia	1.7%
Singapore	1.7%
China	1.5%
Taiwan	1.3%
Australia	1.3%
South Africa	1.2%
Republic of Korea	1.0%
Portugal	0.9%
Mexico	0.9%

*Excludes short-term investments and other assets in excess of liabilities.

Boston Common International Fund
Summary of Fair Value Exposure at December 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2016. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$-	$27,513,707	$-	$27,513,707
Consumer Staples	4,902,975	9,365,902	-	14,268,877
Energy	1,713,830	4,182,104		5,895,934
Financial	1,834,671	37,276,818		39,111,489
Health Care	13,478,610	7,841,504		21,320,114
Industrials	1,253,848	21,770,256		23,024,104
Information Technology	15,022,770	2,052,749		17,075,519
Materials	-	10,097,515		10,097,515
Real Estate	-	1,984,239	-	1,984,239
Telecommunications Service	-	11,051,715		11,051,715
Utilities	-	5,002,972		5,002,972
Total Common Stocks	38,206,704	138,139,481	-	176,346,185
Preferred Stocks
Consumer Staples	-	4,671,733	-	4,671,733
Total Preferred Stocks	-	4,671,733	-	4,671,733
Short-Term Investments	2,647,947	-	-	2,647,947
Total Investments in Securities	$40,854,651	$142,811,214	$-	$183,665,865

There were no transfers into or out of Levels 1, 2 or 3 at December 31, 2016. It is the Fund's policy to recognize transfers at the end of each reporting period.

Boston Common U.S. Equity Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Shares		Value
COMMON STOCKS - 98.7%
Consumer Discretionary - 11.1%
1,610	Advance Auto Parts, Inc.	$272,283
465	Chipotle Mexican Grill, Inc. *	175,454
146	Discovery Communications, Inc. - Class A *	4,002
185	Discovery Communications, Inc. - Class C *	4,954
1,635	Ford Motor Company	19,833
3,580	Home Depot, Inc.	480,006
12,385	The Interpublic Group of Companies, Inc.	289,933
7,385	Lowe's Companies, Inc.	525,221
1,350	Mohawk Industries, Inc. *	269,568
235	The Priceline Group, Inc. *	344,524
470	VF Corp.	25,075
5,155	Walt Disney Company	537,254
		2,948,107
Consumer Staples - 8.4%
3,530	Colgate-Palmolive Company	231,003
1,680	Costco Wholesale Corp.	268,985
4,185	CVS Health Corp.	330,238
4,775	The Estee Lauder Companies, Inc. - Class A	365,240
6,480	Mondelez International, Inc. - Class A	287,259
4,305	PepsiCo, Inc.	450,432
3,640	Procter & Gamble Company	306,051
		2,239,208
Energy - 4.4%
3,410	Apache Corp.	216,433
1,855	Cimarex Energy Company	252,094
4,890	EOG Resources, Inc.	494,379
5,045	Spectra Energy Corp.	207,299
		1,170,205
Financials - 15.2%
2,325	Aon PLC	259,307
4,130	CME Group, Inc.	476,395
16,535	Fifth Third Bancorp	445,949
5,585	First Republic Bank	514,602
10,675	JP Morgan Chase & Company	921,146
14,770	Morgan Stanley	624,032
4,295	Northern Trust Corp.	382,470
3,520	PNC Financial Services Group, Inc.	411,699
		4,035,600
Health Care - 14.7%
6,680	Baxter International, Inc.	296,191
1,465	Biogen, Inc. *	415,445
5,355	Bristol-Myers Squibb Company	312,946
6,345	Gilead Sciences, Inc.	454,365
5,975	Johnson & Johnson	688,380
9,410	Merck & Company, Inc.	553,967

825	Regeneron Pharmaceuticals, Inc. *	302,849
9,160	Roche Holding Ltd. - ADR	261,335
1,860	UnitedHealth Group, Inc.	297,674
3,155	Zimmer Biomet Holdings, Inc.	325,596
		3,908,748
Industrials - 9.7%
2,280	3M Company	407,140
3,720	Carlisle Companies, Inc.	410,279
2,425	Equifax, Inc.	286,708
2,375	Kansas City Southern	201,519
5,535	Nielsen Holdings PLC	232,193
2,935	Snap-on, Inc.	502,677
3,910	Southwest Airlines Company	194,874
1,540	W.W. Grainger, Inc.	357,665
		2,593,055
Information Technology - 20.4%
9	Alphabet, Inc. - Class A *	7,132
1,079	Alphabet, Inc. - Class C *	832,794
12,045	Apple, Inc.	1,395,052
2,590	ASML Holding NV - NYRS	290,598
4,975	Check Point Software Technologies Ltd. *	420,188
6,645	Cognizant Technology Solutions - Class A *	372,319
8,565	Fitbit, Inc. - Class A*	62,696
15,890	Microsoft Corp.	987,405
9,665	Oracle Corp.	371,619
4,510	PayPal Holdings, Inc. *	178,010
95	Qualcomm, Inc.	6,194
6,250	Visa, Inc. - Class A	487,625
		5,411,632
Materials - 3.6%
3,635	AptarGroup, Inc.	266,991
2,910	Ecolab, Inc.	341,110
1,610	International Flavors & Fragrances, Inc.	189,706
1,765	PPG Industries, Inc.	167,252
		965,059
Real Estate - 5.4%
5,465	Crown Castle International Corp. - REIT	474,198
14,235	Hannon Armstrong Sustainable Infrastructure Capital, Inc. -REIT	270,323
4,065	Jones Lang LaSalle, Inc.	410,728
1,620	Simon Property Group, Inc. - REIT	287,825
		1,443,074

Telecommunication Services - 2.9%
14,480	Verizon Communications, Inc.	772,942

Utilities - 2.9%
16,475	8point3 Energy Partners LP	213,846
7,710	Avangrid, Inc.	292,055
4,510	National Grid PLC - ADR	263,068
		768,969
TOTAL COMMON STOCKS
(Cost $20,548,522)		26,256,599

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
339,580	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 0.38% (1)	339,580

TOTAL SHORT-TERM INVESTMENTS
(Cost $339,580)		339,580

TOTAL INVESTMENTS - 100.0%
(Cost $20,888,102)		26,596,179
Liabilities in Excess of Other Assets - 0.0%		(7,715)
NET ASSETS - 100.0%		$26,588,464

ADR	American Depositary Receipt
NYRS	New York Registry Shares
*	Non-income producing security
REIT	Real Estate Investment Trust
(1)	Seven-day yield as of December 31, 2016

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC ("S&P®"). GICS® is a service mark of MSCI and S&P® and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows+:

Cost of investments	$20,888,102
Gross unrealized appreciation	6,303,873
Gross unrealized depreciation	(595,796)
Net unrealized appreciation	$5,708,077

+ Because tax adjustments are calculated annually at the end of the Boston Common U.S. Equity Fund’s (the "Fund") fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Boston Common U.S. Equity Fund
Summary of Fair Value Exposure at December 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
 • Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2016. See Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$26,256,599	$-	$-	$26,256,599
Short-Term Investments	339,580	-	-	339,580
Total Investments in Securities	$26,596,179	$-	$-	$26,596,179

There were no transfers into or out of Levels 1, 2 or 3 at December 31, 2016. It is the Fund's policy to recognize transfers at the end of each reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)  /s/ Elaine E. Richards
   Elaine E. Richards
   President/Principal Executive Officer

Date   February 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Elaine E. Richards
   Elaine E. Richards
   President/Principal Executive Officer

Date  February 23, 2017

By (Signature and Title)*  /s/ Aaron J. Perkovich
Aaron J. Perkovich
Treasurer/Principal Financial Officer

Date  February 27, 2017

* Print the name and title of each signing officer under his or her signature.